EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 1,648	$ 2,842
Weighted average number of common shares (in shares)	550	553
Earnings attributable to common shareholders, net of preferred share dividends (Note 17)	$ 1,648	$ 2,842
Adjusted weighted average number of ordinary shares outstanding (in shares)	551	554